Income and social contribution taxes (Details) - Schedule of expected realization of deferred tax assets R$ in Thousands	Jun. 30, 2022 BRL (R$)
Income and social contribution taxes (Details) - Schedule of expected realization of deferred tax assets [Line Items]
Total	R$ 111,417
2023 [Member]
Income and social contribution taxes (Details) - Schedule of expected realization of deferred tax assets [Line Items]
Total	77,289
2024 [Member]
Income and social contribution taxes (Details) - Schedule of expected realization of deferred tax assets [Line Items]
Total	4,398
2025 [Member]
Income and social contribution taxes (Details) - Schedule of expected realization of deferred tax assets [Line Items]
Total	8,085
2026 [Member]
Income and social contribution taxes (Details) - Schedule of expected realization of deferred tax assets [Line Items]
Total	11,215
2027 to 2032 [Member]
Income and social contribution taxes (Details) - Schedule of expected realization of deferred tax assets [Line Items]
Total	R$ 10,430